Income Taxes (Details) - Schedule of provision for income taxes - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 1,235
State	327	1
Total current tax expense	$ 1,562	$ 1